Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Equity [Abstract]
Dividends declared Common, per share	$ 1.06	$ 1	$ 0.95
Shares registered and available for issuance	2,100,000
Shares registered for issuance upon exercise of options	177,000	369,000	651,000